UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


                       525 Market Street, 12th Floor, San
                         Francisco, CA 94105 (Address of
                        principal executive offices) (Zip
                                      code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                     Date of fiscal year end: July 31, 2008

                   Date of reporting period: October 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.69%
APPAREL & ACCESSORY STORES: 1.67%
    567,250   KOHL'S CORPORATION+                                                                       $   19,927,493
                                                                                                        --------------
BIOPHARMACEUTICALS: 9.21%
    523,930   CELGENE CORPORATION+                                                                          33,667,742
    936,756   GILEAD SCIENCES INCORPORATED+                                                                 42,950,263
    772,010   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                  33,103,789
                                                                                                           109,721,794
                                                                                                        --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 2.27%
    310,688   FASTENAL COMPANY<<                                                                            12,508,299
    671,830   LOWE'S COMPANIES INCORPORATED                                                                 14,578,711
                                                                                                            27,087,010
                                                                                                        --------------
BUSINESS SERVICES: 5.08%
  1,192,850   ACTIVISION BLIZZARD INCORPORATED+                                                             14,862,911
    373,610   ADOBE SYSTEMS INCORPORATED+<<                                                                  9,952,970
     99,494   GOOGLE INCORPORATED CLASS A+                                                                  35,754,164
                                                                                                            60,570,045
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 6.15%
    328,050   CLOROX COMPANY                                                                                19,948,721
    445,610   PRAXAIR INCORPORATED                                                                          29,031,492
    376,050   PROCTER & GAMBLE COMPANY                                                                      24,270,267
                                                                                                            73,250,480
                                                                                                        --------------
COMMUNICATIONS: 7.04%
    932,674   AMERICAN TOWER CORPORATION CLASS A+                                                           30,134,697
    533,184   DIRECTV GROUP INCORPORATED+<<                                                                 11,671,398
    282,072   EQUINIX INCORPORATED+<<                                                                       17,606,934
    950,537   NII HOLDINGS INCORPORATED+                                                                    24,485,833
                                                                                                            83,898,862
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 3.78%
    518,080   JPMORGAN CHASE & COMPANY                                                                      21,370,800
    546,290   STATE STREET CORPORATION                                                                      23,681,672
                                                                                                            45,052,472
                                                                                                        --------------
EATING & DRINKING PLACES: 4.48%
    588,150   MCDONALD'S CORPORATION                                                                        34,071,530
    667,450   YUM! BRANDS INCORPORATED                                                                      19,362,725
                                                                                                            53,434,255
                                                                                                        --------------
EDUCATIONAL SERVICES: 1.04%
    178,096   APOLLO GROUP INCORPORATED CLASS A+                                                            12,379,453
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.22%
  1,482,750   CISCO SYSTEMS INCORPORATED+                                                                   26,348,468
    189,339   FIRST SOLAR INCORPORATED+<<                                                                   27,208,014
  1,161,230   QUALCOMM INCORPORATED                                                                         44,428,660
                                                                                                            97,985,142
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
GENERAL MERCHANDISE STORES: 2.53%
    538,990   WAL-MART STORES INCORPORATED                                                              $   30,081,032
                                                                                                        --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.76%
    277,300   FOSTER WHEELER LIMITED+                                                                        7,598,020
    781,982   MCDERMOTT INTERNATIONAL INCORPORATED+                                                         13,395,352
                                                                                                            20,993,372
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.78%
    183,645   APPLE INCORPORATED+<<                                                                         19,758,366
  1,361,160   APPLIED MATERIALS INCORPORATED                                                                17,572,576
  1,278,133   EMC CORPORATION+                                                                              15,056,407
    663,570   GAMESTOP CORPORATION CLASS A+                                                                 18,175,182
    504,742   HEWLETT-PACKARD COMPANY                                                                       19,321,524
    617,580   INTEL CORPORATION                                                                              9,881,280
    420,443   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                   39,088,586
    450,950   NATIONAL OILWELL VARCO INCORPORATED+                                                          13,478,896
                                                                                                           152,332,817
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.46%
    411,768   AON CORPORATION                                                                               17,417,786
                                                                                                        --------------
INSURANCE CARRIERS: 3.82%
    727,760   METLIFE INCORPORATED                                                                          24,176,187
    500,400   THE TRAVELERS COMPANIES INCORPORATED                                                          21,292,020
                                                                                                            45,468,207
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.83%
    427,600  COVIDIEN LIMITED                                                                               18,938,404
    950,070  THERMO FISHER SCIENTIFIC INCORPORATED+                                                         38,572,842
                                                                                                            57,511,246
                                                                                                        --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.78%
     245,600  ST. JUDE MEDICAL INCORPORATED                                                                  9,340,168
                                                                                                        --------------
MISCELLANEOUS RETAIL: 5.65%
    436,850   COSTCO WHOLESALE CORPORATION<<                                                                24,904,819
  1,383,030   CVS CAREMARK CORPORATION                                                                      42,389,870
                                                                                                            67,294,689
                                                                                                        --------------
OIL & GAS EXTRACTION: 9.26%
    977,332   CHESAPEAKE ENERGY CORPORATION<<                                                               21,471,984
    485,000   PIONEER NATURAL RESOURCES COMPANY                                                             13,497,550
    504,470   SCHLUMBERGER LIMITED                                                                          26,055,877
    325,093   TRANSOCEAN INCORPORATED+                                                                      26,764,906
  1,332,936   WEATHERFORD INTERNATIONAL LIMITED+                                                            22,499,960
                                                                                                           110,290,277
                                                                                                        --------------
RAILROAD TRANSPORTATION: 1.17%
    208,700   UNION PACIFIC CORPORATION                                                                     13,934,899
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.62%
     29,650   CME GROUP INCORPORATED<<                                                                       8,365,748

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
    117,882   GOLDMAN SACHS GROUP INCORPORATED                                                          $   10,904,085
                                                                                                            19,269,833
                                                                                                        --------------
TRANSPORTATION BY AIR: 1.56%
  1,821,170   AMR CORPORATION+<<                                                                            18,594,146
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.53%
    316,700   NIKE INCORPORATED CLASS B                                                                     18,251,412
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $1,554,415,712)                                                                1,164,086,890
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 5.13%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.95%
  2,824,982   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                      2,824,984
  2,824,982   DAILY ASSETS FUND INSTITUTIONAL                                                                2,824,982
  2,824,982   DREYFUS CASH MANAGEMENT FUND                                                                   2,824,982
  2,824,982   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                2,824,982
                                                                                                            11,299,930
                                                                                                        --------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
---------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.18%
  1,126,014   ABN AMRO BANK NV                                                    0.25%    11/03/2008        1,126,014
  6,962,984   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,963,129)           0.25     11/03/2008        6,962,986
    564,996   BANK OF IRELAND                                                     0.25     11/03/2008          564,996
  6,962,984   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,963,129)           0.25     11/03/2008        6,962,984
    795,770   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $795,783)                    0.20     11/03/2008          795,770
    576,933   CALYON GRAND CAYMAN                                                 1.00     11/03/2008          576,933
  1,015,828   CHEYNE FINANCE LLC+++ +/-####(a)(i)                                 0.00     02/25/2008           16,761
    782,084   CHEYNE FINANCE LLC+++ +/-####(a)(i)                                 0.00     05/19/2008           12,904
    210,879   CME GROUP INCORPORATED++                                            1.65     11/07/2008          210,821
  5,861,838   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $5,862,009)                                                      0.35     11/03/2008        5,861,838
  1,173,760   DANSKE BANK A/S COPENHAGEN                                          1.00     11/03/2008        1,173,760
  6,962,984   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,963,129)           0.25     11/03/2008        6,962,984
    843,516   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.25     11/03/2008          843,516
    843,516   FORTIS BANK GRAND CAYMAN                                            0.60     11/03/2008          843,516
    116,819   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $116,820)             0.15     11/03/2008          116,819
    282,498   GREENWICH CAPITAL HOLDINGS INCORPORATED                             0.65     11/03/2008          282,488
  3,794,476   GRYPHON FUNDING LIMITED(a)(i)                                       0.00     08/23/2009        1,632,384
    755,981   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $756,012)                0.50     11/03/2008          755,981
  3,461,598   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,461,656)           0.20     11/03/2008        3,461,598
    155,175   MONT BLANC CAPITAL CORPORATION++                                    0.50     11/03/2008          155,171
    835,558   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $835,715)                2.25     11/03/2008          835,558
    576,933   NATIXIS                                                             1.10     11/03/2008          576,933
     95,492   SCALDIS CAPITAL LIMITED+++                                          0.75     11/03/2008           95,488
  1,126,014   SOCIETE GENERALE GRAND CAYMAN                                       0.25     11/03/2008        1,126,014
  1,157,845   SVENSKA HANDELSBANKEN INCORPORATED                                  1.00     11/03/2008        1,157,845
  1,137,951   UBS AG CAYMAN ISLANDS                                               0.31     11/03/2008        1,137,951
  1,710,905   VICTORIA FINANCE LLC+++ +/-####(a)(i)                               0.32     07/28/2008        1,197,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
---------     ---------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   994,712   VICTORIA FINANCE LLC+++ +/-####(a)(i)                               0.35%    08/07/2008   $      696,298
  1,233,443   VICTORIA FINANCE LLC+++ +/-####(a)(i)                               3.03     04/03/2008          863,410
  1,989,424   VICTORIA FINANCE LLC+++ +/-####(a)(i)                               3.04     02/15/2008        1,392,597
  1,568,867   WHITE PINE FINANCE LLC+++ +/-####(a)(i)                             2.99     02/22/2008        1,388,290
                                                                                                            49,788,241
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,136,210)                                                  61,088,171
                                                                                                        --------------

SHARES
------
SHORT-TERM INVESTMENTS: 1.41%
 16,800,892   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                   16,800,892
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,800,892)                                                             16,800,892
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,637,352,814)*                                             104.23%                           $1,241,975,953
OTHER ASSETS AND LIABILITIES, NET                                      (4.23)                              (50,384,972)
                                                                      ------                            --------------
TOTAL NET ASSETS                                                      100.00%                           $1,191,590,981
                                                                      ======                            ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,800,892.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 96.57%
APPAREL & ACCESSORY STORES: 2.23%
    763,700   KOHL'S CORPORATION+                                                                       $   26,828,781
                                                                                                        --------------
BIOPHARMACEUTICALS: 7.34%
  1,150,944   GILEAD SCIENCES INCORPORATED+                                                                 52,770,782
    828,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                  35,504,640
                                                                                                            88,275,422
                                                                                                        --------------
BUSINESS SERVICES: 4.75%
    678,800   ADOBE SYSTEMS INCORPORATED+<<                                                                 18,083,232
    108,582   GOOGLE INCORPORATED CLASS A+                                                                  39,020,028
                                                                                                            57,103,260
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 4.51%
    440,300   PRAXAIR INCORPORATED                                                                          28,685,545
    396,500   PROCTER & GAMBLE COMPANY                                                                      25,590,110
                                                                                                            54,275,655
                                                                                                        --------------
COMMUNICATIONS: 12.51%
  1,856,247   AMERICAN TOWER CORPORATION CLASS A+                                                           59,975,341
  1,218,700   DIRECTV GROUP INCORPORATED+<<                                                                 26,677,343
    339,763   EQUINIX INCORPORATED+<<                                                                       21,208,006
  1,655,372   NII HOLDINGS INCORPORATED+                                                                    42,642,383
                                                                                                           150,503,073
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 3.94%
    440,100   JPMORGAN CHASE & COMPANY                                                                      18,154,125
    675,700   STATE STREET CORPORATION                                                                      29,291,595
                                                                                                            47,445,720
                                                                                                        --------------
EATING & DRINKING PLACES: 3.02%
    627,400   MCDONALD'S CORPORATION                                                                        36,345,282
                                                                                                        --------------
EDUCATIONAL SERVICES: 1.03%
    178,431   APOLLO GROUP INCORPORATED CLASS A+                                                            12,402,739
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.20%
  1,809,600   CISCO SYSTEMS INCORPORATED+                                                                   32,156,592
    233,146   FIRST SOLAR INCORPORATED+<<                                                                   33,503,080
  1,177,200   QUALCOMM INCORPORATED                                                                         45,039,672
                                                                                                           110,699,344
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 2.52%
    542,600   WAL-MART STORES INCORPORATED                                                                  30,282,506
                                                                                                        --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.39%
    972,827   MCDERMOTT INTERNATIONAL INCORPORATED+                                                         16,664,527
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 13.31%
    222,949   APPLE INCORPORATED+                                                                           23,987,083
  1,891,600   APPLIED MATERIALS INCORPORATED                                                                24,420,556
  1,280,566   EMC CORPORATION+                                                                              15,085,067
    649,152   HEWLETT-PACKARD COMPANY                                                                       24,849,539

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PORTFOLIO OF INVESTMENTS --                               WELLS FARGO ADVANTAGE
OCTOBER 31, 2008 (UNAUDITED)                               LARGE CAP STOCK FUNDS

ENDEAVOR SELECT FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    623,200   INTEL CORPORATION                                                                         $    9,971,200
    502,629   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                   46,729,418
    503,600   NATIONAL OILWELL VARCO INCORPORATED+                                                          15,052,604
                                                                                                           160,095,467
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.71%
    486,763   AON CORPORATION                                                                               20,590,075
                                                                                                        --------------
INSURANCE CARRIERS: 4.02%
    826,000   METLIFE INCORPORATED                                                                          27,439,720
    492,200   THE TRAVELERS COMPANIES INCORPORATED                                                          20,943,110
                                                                                                            48,382,830
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.98%
    493,900   COVIDIEN LIMITED                                                                              21,874,831
  1,234,400   THERMO FISHER SCIENTIFIC INCORPORATED+                                                        50,116,640
                                                                                                            71,991,471
                                                                                                        --------------
MISCELLANEOUS RETAIL: 6.80%
    439,500   COSTCO WHOLESALE CORPORATION                                                                  25,055,895
  1,849,600   CVS CAREMARK CORPORATION                                                                      56,690,240
                                                                                                            81,746,135
                                                                                                        --------------
OIL & GAS EXTRACTION: 10.58%
  1,578,299   CHESAPEAKE ENERGY CORPORATION<<                                                               34,675,229
    508,400   SCHLUMBERGER LIMITED                                                                          26,258,860
    469,873   TRANSOCEAN INCORPORATED+                                                                      38,684,644
  1,636,320   WEATHERFORD INTERNATIONAL LIMITED+                                                            27,621,082
                                                                                                           127,239,815
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.72%
     93,150   GOLDMAN SACHS GROUP INCORPORATED                                                               8,616,375
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.01%
    306,500   NIKE INCORPORATED CLASS B                                                                     12,144,668
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $1,508,141,239)                                                                1,161,633,145
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 8.30%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.53%
  4,618,932   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                      4,618,932
  4,618,932   DAILY ASSETS FUND INSTITUTIONAL                                                                4,618,932
  4,618,932   DREYFUS CASH MANAGEMENT FUND                                                                   4,618,932
  4,618,932   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                4,618,932
                                                                                                            18,475,728
                                                                                                        --------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
---------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 6.77%
  1,841,067   ABN AMRO BANK NV                                                    0.25%    11/03/2008        1,841,067
 11,384,690   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,384,927.00)       0.25     11/03/2008       11,384,689
    923,786   BANK OF IRELAND                                                     0.25     11/03/2008          923,786

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS --
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

ENDEAVOR SELECT FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
---------     ---------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$11,384,690   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,384,927.00)       0.25%    11/03/2008   $   11,384,690
  1,301,107   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $1,301,129)                  0.20     11/03/2008        1,301,107
    943,303   CALYON GRAND CAYMAN                                                 1.00     11/03/2008          943,303
  1,660,910   CHEYNE FINANCE LLC(a)(i)+++ +/-####                                 0.27     02/25/2008           27,405
  1,278,731   CHEYNE FINANCE LLC(a)(i)+++ +/-####                                 0.29     05/19/2008           21,099
    344,793   CME GROUP INCORPORATED++                                            1.65     11/07/2008          344,699
  9,584,283   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $9,584,563.00)                                                   0.35     11/03/2008        9,584,283
  1,919,134   DANSKE BANK A/S COPENHAGEN                                          1.00     11/03/2008        1,919,134
 11,384,690   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,384,927.00)       0.25     11/03/2008       11,384,690
  1,379,174   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.25     11/03/2008        1,379,174
  1,379,174   FORTIS BANK GRAND CAYMAN                                            0.60     11/03/2008        1,379,174
    191,003   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $191,005.00)          0.15     11/03/2008          191,003
    461,893   GREENWICH CAPITAL HOLDINGS INCORPORATED                             0.65     11/03/2008          461,876
  6,204,083   GRYPHON FUNDING LIMITED(a)(i)                                       0.00     08/23/2009        2,668,996
  1,236,052   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $1,236,104.00)           0.50     11/03/2008        1,236,052
  5,659,818   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,659,912.00)        0.20     11/03/2008        5,659,818
    253,716   MONT BLANC CAPITAL CORPORATION+++                                   0.50     11/03/2008          253,709
  1,366,163   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $1,366,419.00)           2.25     11/03/2008        1,366,163
    943,303   NATIXIS                                                             1.10     11/03/2008          943,303
    156,133   SCALDIS CAPITAL LIMITED+++                                          0.75     11/03/2008          156,126
  1,841,067   SOCIETE GENERALE GRAND CAYMAN                                       0.25     11/03/2008        1,841,067
  1,893,111   SVENSKA HANDELSBANKEN INCORPORATED                                  1.00     11/03/2008        1,893,111
  1,860,584   UBS AG CAYMAN ISLANDS                                               0.31     11/03/2008        1,860,584
  2,797,381   VICTORIA FINANCE LLC(a)(i)+++ +/-####                               0.32     07/28/2008        1,958,167
  1,626,384   VICTORIA FINANCE LLC(a)(i)+++ +/-####                               0.35     08/07/2008        1,138,469
  2,016,717   VICTORIA FINANCE LLC(a)(i)+++ +/-####                               3.03     04/03/2008        1,411,702
  3,252,769   VICTORIA FINANCE LLC(a)(i)+++ +/-####                               3.04     02/15/2008        2,276,938
  2,565,145   WHITE PINE FINANCE LLC(a)(i)+++ +/-####                             5.62     02/22/2008        2,269,897
                                                                                                            81,405,281
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $104,999,820)                                                 99,881,009
                                                                                                        --------------

SHARES
------
SHORT-TERM INVESTMENTS: 4.23%
 50,882,993   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                   50,882,993
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $50,882,993)                                                             50,882,993
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,664,024,052)*                                                109.10%                           $1,312,397,147
OTHER ASSETS AND LIABILITIES, NET                                      (9.10)                             (109,521,691)
                                                                      ------                            --------------
TOTAL NET ASSETS                                                      100.00%                           $1,202,875,456
                                                                      ======                            ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                                WELLS FARGO ADVANTAGE
OCTOBER 31, 2008 (UNAUDITED)                               LARGE CAP STOCK FUNDS

ENDEAVOR SELECT FUND

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $50,882,993.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
 COMMON STOCKS: 97.67%
 APPAREL & ACCESSORY STORES: 0.22%
    103,000   URBAN OUTFITTERS INCORPORATED+                                                            $    2,239,220
                                                                                                        --------------
BIOPHARMACEUTICALS: 2.75%
    235,000   CEPHALON INCORPORATED+<<                                                                      16,854,200
     58,000   GENENTECH INCORPORATED+                                                                        4,810,520
    150,000   GILEAD SCIENCES INCORPORATED+                                                                  6,877,500
                                                                                                            28,542,220
                                                                                                        --------------
BUSINESS SERVICES: 14.72%
    421,000   ACTIVISION BLIZZARD INCORPORATED+                                                              5,245,660
    120,000   ADOBE SYSTEMS INCORPORATED+                                                                    3,196,800
    237,000   CAPELLA EDUCATION COMPANY+                                                                    11,233,800
  1,445,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           27,744,000
    645,000   CONCUR TECHNOLOGIES INCORPORATED+                                                             16,273,350
    123,000   F5 NETWORKS INCORPORATED+                                                                      3,052,860
    103,100   GOOGLE INCORPORATED CLASS A+                                                                  37,050,016
    120,000   MASTERCARD INCORPORATED CLASS A<<                                                             17,738,400
    530,000   RISKMETRICS GROUP INCORPORATED+<<                                                              8,167,300
    140,000   SALESFORCE.COM INCORPORATED+                                                                   4,334,400
     85,000   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                  2,350,250
    257,000   VISA INCORPORATED CLASS A SHARES                                                              14,224,950
    125,950   VOCUS INCORPORATED+                                                                            2,119,739
                                                                                                           152,731,525
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 11.59%
    445,000   ABBOTT LABORATORIES                                                                           24,541,750
    285,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                         16,567,050
    173,000   AMGEN INCORPORATED+                                                                           10,360,970
    207,000   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                         7,416,810
    225,000   COLGATE-PALMOLIVE COMPANY                                                                     14,121,000
     33,000   JOHNSON & JOHNSON<<                                                                            2,024,220
    102,000   MONSANTO COMPANY                                                                               9,075,960
    252,500   PRAXAIR INCORPORATED                                                                          16,450,375
    498,000   SHIRE PLC ADR                                                                                 19,646,100
                                                                                                           120,204,235
                                                                                                        --------------
COAL MINING: 0.09%
     25,000   PENN VIRGINIA CORPORATION                                                                        929,250
                                                                                                        --------------
COMMUNICATIONS: 3.29%
     43,000   AMERICAN TOWER CORPORATION CLASS A+                                                            1,389,330
    257,000   EQUINIX INCORPORATED+<<                                                                       16,041,940
    650,000   NII HOLDINGS INCORPORATED+                                                                    16,744,000
                                                                                                            34,175,270
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 1.06%
    431,000   NEW YORK COMMUNITY BANCORP INCORPORATED                                                        6,749,460
     97,000   STATE STREET CORPORATION                                                                       4,204,950
                                                                                                            10,954,410
                                                                                                        --------------
E-COMMERCE/SERVICES: 1.14%
    225,000   PRICELINE.COM INCORPORATED+<<                                                                 11,841,750
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
EATING & DRINKING PLACES: 4.26%
  1,394,000   BURGER KING HOLDINGS INCORPORATED                                                         $   27,712,720
    285,000   MCDONALD'S CORPORATION                                                                        16,510,050
                                                                                                            44,222,770
                                                                                                        --------------

EDUCATIONAL SERVICES: 1.54%
    109,000   AMERICAN PUBLIC EDUCATION INCORPORATED+<<                                                      4,825,430
    174,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+<<                                     11,127,300
                                                                                                            15,952,730
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.84%
    965,000   CISCO SYSTEMS INCORPORATED+                                                                   17,148,050
    138,000   EMERSON ELECTRIC COMPANY                                                                       4,516,740
     17,000   FIRST SOLAR INCORPORATED+                                                                      2,442,900
  2,050,000   HARMONIC INCORPORATED+                                                                        14,575,500
    235,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                            5,788,050
     66,000   MICROSEMI CORPORATION+<<                                                                       1,434,840
    484,000   MONOLITHIC POWER SYSTEMS+                                                                      8,223,160
    440,000   QUALCOMM INCORPORATED                                                                         16,834,400
                                                                                                            70,963,640
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 2.01%
     70,000   TARGET CORPORATION                                                                             2,808,400
    323,000   WAL-MART STORES INCORPORATED                                                                  18,026,630
                                                                                                            20,835,030
                                                                                                        --------------
HEALTH SERVICES: 1.32%
    218,500   COVANCE INCORPORATED+                                                                         10,925,000
     52,000   EDWARDS LIFESCIENCES CORPORATION+                                                              2,747,680
                                                                                                            13,672,680
                                                                                                        --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.16%
    185,000   THE BLACKSTONE GROUP LIMITED PARTNERSHIP<<                                                     1,690,900
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.84%
    173,000   APPLE INCORPORATED+                                                                           18,613,070
     49,000   FLOWSERVE CORPORATION                                                                          2,789,080
     90,000   GAMESTOP CORPORATION CLASS A+                                                                  2,465,100
    624,000   HEWLETT-PACKARD COMPANY                                                                       23,886,720
    304,000   INTEL CORPORATION                                                                              4,864,000
     26,000   RESEARCH IN MOTION LIMITED+                                                                    1,311,180
    108,000   SMITH INTERNATIONAL INCORPORATED                                                               3,723,840
     75,000   SPX CORPORATION                                                                                2,905,500
                                                                                                            60,558,490
                                                                                                        --------------
LEGAL SERVICES: 0.90%
    160,000   FTI CONSULTING INCORPORATED+<<                                                                 9,320,000
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.67%
    217,000   BECTON DICKINSON & COMPANY                                                                    15,059,800
    195,000   FLIR SYSTEMS INCORPORATED+                                                                     6,259,500
    875,000   ICON PLC ADR+<<                                                                               22,198,750
    189,170   MASIMO CORPORATION+                                                                            6,051,548
    353,000   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                    27,018,620
    163,000   RAYTHEON COMPANY                                                                               8,330,930
    182,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                         7,389,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
    790,000   WRIGHT MEDICAL GROUP INCORPORATED+<<                                                      $   18,312,200
                                                                                                           110,620,548
                                                                                                        --------------
MEDICAL EQUIPMENT & SUPPLIES: 6.85%
     56,500   INTUITIVE SURGICAL INCORPORATED+                                                               9,762,635
    480,830   NUVASIVE INCORPORATED+<<                                                                      22,642,285
  1,015,000   ST. JUDE MEDICAL INCORPORATED                                                                 38,600,450
                                                                                                            71,005,370
                                                                                                        --------------
MEDICAL MANAGEMENT SERVICES: 0.95%
    163,000   EXPRESS SCRIPTS INCORPORATED+                                                                  9,879,430
                                                                                                        --------------
MEDICAL PRODUCTS: 1.92%
    330,000   BAXTER INTERNATIONAL INCORPORATED                                                             19,961,700
                                                                                                        --------------
MISCELLANEOUS RETAIL: 0.67%
    128,000   CVS CAREMARK CORPORATION                                                                       3,923,200
    198,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                          3,033,360
                                                                                                             6,956,560
                                                                                                        --------------
OIL & GAS EXTRACTION: 7.97%
    129,000   APACHE CORPORATION                                                                            10,620,570
    624,000   ARENA RESOURCES INCORPORATED+                                                                 19,019,520
    139,000   CARRIZO OIL & GAS INCORPORATED+<<                                                              3,251,210
    524,000   CNX GAS CORPORATION+                                                                          13,251,960
    372,000   CONTINENTAL RESOURCES INCORPORATED+                                                           12,049,080
    113,000   GOODRICH PETROLEUM CORPORATION+<<                                                              3,136,880
    267,000   ULTRA PETROLEUM CORPORATION+<<                                                                12,428,850
    248,250   XTO ENERGY INCORPORATED                                                                        8,924,588
                                                                                                            82,682,658
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.97%
    554,000   MSCI INCORPORATED+<<                                                                           9,550,960
    638,000   VISTAPRINT LIMITED+<<                                                                         10,890,660
                                                                                                            20,441,620
                                                                                                        --------------
RAILROAD TRANSPORTATION: 4.16%
    187,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                                      16,654,220
    127,000   NORFOLK SOUTHERN CORPORATION                                                                   7,612,380
    283,000   UNION PACIFIC CORPORATION                                                                     18,895,910
                                                                                                            43,162,510
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.72%
     27,000   BLACKROCK INCORPORATED<<                                                                       3,546,180
  1,225,000   CHARLES SCHWAB CORPORATION                                                                    23,422,000
     13,000   GOLDMAN SACHS GROUP INCORPORATED                                                               1,202,500
                                                                                                            28,170,680
                                                                                                        --------------
SOCIAL SERVICES: 0.25%
    200,000   ABB LIMITED ADR                                                                                2,630,000
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 1.15%
     61,000   LOCKHEED MARTIN CORPORATION<<                                                                  5,188,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
TRANSPORTATION EQUIPMENT (continued)
    123,000   UNITED TECHNOLOGIES CORPORATION                                                           $    6,760,080
                                                                                                            11,948,130
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.06%
     15,000   AIRGAS INCORPORATED                                                                              575,400
                                                                                                        --------------
WHOLESALE TRADE-DURABLE GOODS: 0.60%
    542,000   LKQ CORPORATION+                                                                               6,200,478
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $1,231,658,205)                                                                1,013,069,204
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 8.71%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.61%
  4,176,334   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                      4,176,334
  4,176,334   DAILY ASSETS FUND INSTITUTIONAL                                                                4,176,334
  4,176,334   DREYFUS CASH MANAGEMENT FUND                                                                   4,176,334
  4,176,334   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                4,176,334
                                                                                                            16,705,336
                                                                                                        --------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
---------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 7.10%
  1,664,652   ABN AMRO BANK NV                                                    0.25%    11/03/2008        1,664,652
 10,293,781   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,293,995.00)       0.25     11/03/2008       10,293,784
    835,267   BANK OF IRELAND                                                     0.25     11/03/2008          835,267
 10,293,781   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,293,995.00)       0.25     11/03/2008       10,293,781
  1,176,432   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $1,176,452.00)               0.20     11/03/2008        1,176,432
    852,913   CALYON GRAND CAYMAN                                                 1.00     11/03/2008          852,913
  1,501,757   CHEYNE FINANCE LLC+++ +/-####(a)(i)                                 0.27     02/25/2008           24,779
  1,156,200   CHEYNE FINANCE LLC+/-####(a)(i)                                     0.29     05/19/2008           19,077
    311,755   CME GROUP INCORPORATED+++                                           1.65     11/07/2008          311,669
  8,665,893   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $8,666,146.00)                                                   0.35     11/03/2008        8,665,893
  1,735,237   DANSKE BANK A/S COPENHAGEN                                          1.00     11/03/2008        1,735,237
 10,293,781   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,293,995.00)       0.25     11/03/2008       10,293,781
  1,247,018   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.25     11/03/2008        1,247,018
  1,247,018   FORTIS BANK GRAND CAYMAN                                            0.60     11/03/2008        1,247,018
    172,700   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $172,702.00)          0.15     11/03/2008          172,700
    417,633   GREENWICH CAPITAL HOLDINGS INCORPORATED                             0.65     11/03/2008          417,618
  5,609,593   GRYPHON FUNDING LIMITED(a)(i)                                       0.00     08/23/2009        2,413,247
  1,117,611   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $1,117,658.00)           0.50     11/03/2008        1,117,611
  5,117,480   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,117,565.00)        0.20     11/03/2008        5,117,480
    229,404   MONT BLANC CAPITAL CORPORATION+++                                   0.50     11/03/2008          229,398
  1,235,254   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $1,235,486.00)           2.25     11/03/2008        1,235,254
    852,913   NATIXIS                                                             1.10     11/03/2008          852,913
    141,172   SCALDIS CAPITAL LIMITED++ +                                         0.75     11/03/2008          141,166
  1,664,652   SOCIETE GENERALE GRAND CAYMAN                                       0.25     11/03/2008        1,664,652
  1,711,709   SVENSKA HANDELSBANKEN INCORPORATED                                  1.00     11/03/2008        1,711,709
  1,682,298   UBS AG CAYMAN ISLANDS                                               0.31     11/03/2008        1,682,298
  2,529,329   VICTORIA FINANCE LLC++++/-####(a)(i)                                0.32     07/28/2008        1,770,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

GROWTH FUND

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE          VALUE
---------                                                                       --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,470,540   VICTORIA FINANCE LLC+++ +/-####(a)(i)                               0.35%    08/07/2008   $    1,029,378
  1,823,470   VICTORIA FINANCE LLC+++ +/-####(a)(i)                               3.03     04/03/2008        1,276,429
  2,941,080   VICTORIA FINANCE LLC+++ +/-####(a)(i)                               3.04     02/15/2008        2,058,756
  2,319,347   WHITE PINE FINANCE LLC+++ +/-####(a)(i)                             5.62     02/22/2008        2,052,390
                                                                                                            73,604,830
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $97,051,438)                                                  90,310,166
                                                                                                        --------------

SHARES
------
SHORT-TERM INVESTMENTS: 1.66%
 17,240,279   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                   17,240,279
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,240,279)                                                             17,240,279
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,345,949,922)*                                              108.04%                          $1,120,619,649
OTHER ASSETS AND LIABILITIES, NET                                       (8.04)                             (83,406,168)
                                                                       ------                           --------------
TOTAL NET ASSETS                                                       100.00%                          $1,037,213,481
                                                                       ======                           ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,240,279.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 98.33%
BIOPHARMACEUTICALS: 3.80%
     52,000   CEPHALON INCORPORATED+<<                                                                  $    3,729,440
     22,000   GENENTECH INCORPORATED+                                                                        1,824,680
     69,000   GILEAD SCIENCES INCORPORATED+                                                                  3,163,650
     22,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                       943,360
                                                                                                             9,661,130
                                                                                                        --------------
BUSINESS SERVICES: 13.98%
    215,000   ACTIVISION BLIZZARD INCORPORATED+                                                              2,678,900
    145,000   ADOBE SYSTEMS INCORPORATED+                                                                    3,862,800
    288,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                            5,529,600
     26,650   GOOGLE INCORPORATED CLASS A+                                                                   9,576,944
     31,800   MASTERCARD INCORPORATED CLASS A                                                                4,700,676
     29,000   MICROSOFT CORPORATION                                                                            647,570
    210,000   ORACLE CORPORATION+                                                                            3,840,900
     29,000   SALESFORCE.COM INCORPORATED+                                                                     897,840
     69,000   VISA INCORPORATED CLASS A SHARES                                                               3,819,150
                                                                                                            35,554,380
                                                                                                        --------------
CASINO & GAMING: 0.55%
     23,000   WYNN RESORTS LIMITED+<<                                                                        1,389,200
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 13.75%
    122,000   ABBOTT LABORATORIES                                                                            6,728,300
     67,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                          3,894,710
     54,000   AMGEN INCORPORATED+                                                                            3,234,060
     64,000   COLGATE-PALMOLIVE COMPANY                                                                      4,016,640
     22,000   JOHNSON & JOHNSON                                                                              1,349,480
     41,000   MONSANTO COMPANY                                                                               3,648,180
     61,000   PRAXAIR INCORPORATED                                                                           3,974,150
     60,000   PROCTER & GAMBLE COMPANY                                                                       3,872,400
    108,000   SHIRE PLC ADR                                                                                  4,260,600
                                                                                                            34,978,520
                                                                                                        --------------
COMMUNICATIONS: 3.24%
     70,000   AMERICAN TOWER CORPORATION CLASS A+                                                            2,261,700
    150,000   DIRECTV GROUP INCORPORATED+<<                                                                  3,283,500
    105,000   NII HOLDINGS INCORPORATED+                                                                     2,704,800
                                                                                                             8,250,000
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 0.51%
     30,000   STATE STREET CORPORATION                                                                       1,300,500
                                                                                                        --------------
E-COMMERCE/SERVICES: 0.95%
     42,000   AMAZON.COM INCORPORATED+<<                                                                     2,404,080
                                                                                                        --------------
EATING & DRINKING PLACES: 4.00%
    162,000   BURGER KING HOLDINGS INCORPORATED                                                              3,220,560
    120,000   MCDONALD'S CORPORATION                                                                         6,951,600
                                                                                                            10,172,160
                                                                                                        --------------
EDUCATIONAL SERVICES: 0.25%
      9,000   APOLLO GROUP INCORPORATED CLASS A+                                                               625,590
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.09%
    325,000   CISCO SYSTEMS INCORPORATED+                                                               $    5,775,250
     72,000   EMERSON ELECTRIC COMPANY                                                                       2,356,560
     42,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                            1,034,460
    165,000   QUALCOMM INCORPORATED                                                                          6,312,900
                                                                                                            15,479,170
                                                                                                        --------------
FOOD & KINDRED PRODUCTS: 2.54%
     22,000   H.J. HEINZ COMPANY<<                                                                             964,040
     60,000   KRAFT FOODS INCORPORATED CLASS A                                                               1,748,400
     85,000   THE COCA-COLA COMPANY                                                                          3,745,100
                                                                                                             6,457,540
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 4.25%
     40,000   TARGET CORPORATION                                                                             1,604,800
    165,000   WAL-MART STORES INCORPORATED                                                                   9,208,650
                                                                                                            10,813,450
                                                                                                        --------------
HEALTH SERVICES: 1.12%
     57,000   COVANCE INCORPORATED+                                                                          2,850,000
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.24%
     58,000   APPLE INCORPORATED+                                                                            6,240,220
     19,000   FLOWSERVE CORPORATION                                                                          1,081,480
    214,000   HEWLETT-PACKARD COMPANY                                                                        8,191,920
    210,000   INTEL CORPORATION                                                                              3,360,000
     44,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                    4,090,680
     20,000   RESEARCH IN MOTION LIMITED+                                                                    1,008,600
     60,000   SMITH INTERNATIONAL INCORPORATED                                                               2,068,800
                                                                                                            26,041,700
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.58%
     67,000   BECTON DICKINSON & COMPANY                                                                     4,649,800
     20,000   COVIDIEN LIMITED                                                                                 885,800
     37,000   RAYTHEON COMPANY                                                                               1,891,070
    104,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                         4,222,400
                                                                                                            11,649,070
                                                                                                        --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.49%
      8,500   INTUITIVE SURGICAL INCORPORATED+                                                               1,468,715
     29,000   MEDTRONIC INCORPORATED                                                                         1,169,570
    231,000   ST. JUDE MEDICAL INCORPORATED                                                                  8,784,930
                                                                                                            11,423,215
                                                                                                        --------------
MEDICAL MANAGEMENT SERVICES: 1.19%
     50,000   EXPRESS SCRIPTS INCORPORATED+                                                                  3,030,500
                                                                                                        --------------
MEDICAL PRODUCTS: 2.57%
    108,000   BAXTER INTERNATIONAL INCORPORATED                                                              6,532,920
                                                                                                        --------------
MISCELLANEOUS RETAIL: 1.20%
    100,000   CVS CAREMARK CORPORATION                                                                       3,065,000
                                                                                                        --------------
MOTION PICTURES: 0.66%
     65,000   WALT DISNEY COMPANY                                                                            1,683,500
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
OIL & GAS EXTRACTION: 5.73%
     61,000   APACHE CORPORATION                                                                        $    5,022,130
     30,000   EOG RESOURCES INCORPORATED                                                                     2,427,600
     20,000   SCHLUMBERGER LIMITED                                                                           1,033,000
     50,000   ULTRA PETROLEUM CORPORATION+                                                                   2,327,500
    105,000   XTO ENERGY INCORPORATED                                                                        3,774,750
                                                                                                            14,584,980
                                                                                                        --------------
RAILROAD TRANSPORTATION: 5.21%
     58,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                                       5,165,480
     49,000   NORFOLK SOUTHERN CORPORATION                                                                   2,937,060
     77,000   UNION PACIFIC CORPORATION                                                                      5,141,290
                                                                                                            13,243,830
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.19%
      7,000   BLACKROCK INCORPORATED<<                                                                         919,380
    332,000   CHARLES SCHWAB CORPORATION                                                                     6,347,840
      5,000   CME GROUP INCORPORATED                                                                         1,410,750
     50,000   T. ROWE PRICE GROUP INCORPORATED                                                               1,977,000
                                                                                                            10,654,970
                                                                                                        --------------
SOCIAL SERVICES: 0.54%
    105,000   ABB LIMITED ADR                                                                                1,380,750
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 2.70%
     53,000   LOCKHEED MARTIN CORPORATION                                                                    4,507,651
     43,000   UNITED TECHNOLOGIES CORPORATION                                                                2,363,280
                                                                                                             6,870,931
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $327,361,665)                                                                    250,097,086
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 3.55%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.66%
    417,125   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                        417,125
    417,125   DAILY ASSETS FUND INSTITUTIONAL                                                                  417,125
    417,125   DREYFUS CASH MANAGEMENT FUND                                                                     417,125
    417,125   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  417,125
                                                                                                             1,668,500
                                                                                                        --------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
---------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.89%
    166,262   ABN AMRO BANK NV                                                    0.25%    11/03/2008          166,262
  1,028,125   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,028,146.00)        0.25     11/03/2008        1,028,129
     83,425   BANK OF IRELAND                                                     0.25     11/03/2008           83,425
  1,028,125   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,028,146.00)        0.25     11/03/2008        1,028,125
    117,500   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $117,502.00)                 0.20     11/03/2008          117,500
     85,187   CALYON GRAND CAYMAN                                                 1.00     11/03/2008           85,187
    149,993   CHEYNE FINANCE LLC+++ +/-(a)(i)####                                 0.27     02/25/2008            2,475
    115,479   CHEYNE FINANCE LLC+++ +/-(a)(i)####                                 0.29     05/19/2008            1,905
     31,137   CME GROUP INCORPORATED++                                            1.65     11/07/2008           31,129
    865,534   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $865,559.00)                                                     0.35     11/03/2008          865,534

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
---------     ---------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   173,312   DANSKE BANK A/S COPENHAGEN                                          1.00%    11/03/2008   $      173,312
  1,028,125   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,028,146.00)        0.25     11/03/2008        1,028,125
    124,550   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.25     11/03/2008          124,550
    124,550   FORTIS BANK GRAND CAYMAN                                            0.60     11/03/2008          124,550
     17,249   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $17,249.00)           0.15     11/03/2008           17,249
     41,712   GREENWICH CAPITAL HOLDINGS INCORPORATED                             0.65     11/03/2008           41,711
    560,276   GRYPHON FUNDING LIMITED(a)(i)                                       0.00     08/23/2009          241,031
    111,625   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $111,630.00)             0.50     11/03/2008          111,625
    511,125   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $511,134.00)          0.20     11/03/2008          511,125
     22,913   MONT BLANC CAPITAL CORPORATION+++                                   0.50     11/03/2008           22,912
    123,375   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $123,398.00)             2.25     11/03/2008          123,375
     85,187   NATIXIS                                                             1.10     11/03/2008           85,187
     14,100   SCALDIS CAPITAL LIMITED++                                           0.75     11/03/2008           14,099
    166,262   SOCIETE GENERALE GRAND CAYMAN                                       0.25     11/03/2008          166,262
    170,962   SVENSKA HANDELSBANKEN INCORPORATED                                  1.00     11/03/2008          170,962
    168,025   UBS AG CAYMAN ISLANDS                                               0.31     11/03/2008          168,025
    252,625   VICTORIA FINANCE LLC++++/-(a)(i)####                                0.32     07/28/2008          176,837
    146,875   VICTORIA FINANCE LLC++++/-(a)(i)####                                0.35     08/07/2008          102,812
    182,125   VICTORIA FINANCE LLC++++/-(a)(i)####                                3.03     04/03/2008          127,487
    293,750   VICTORIA FINANCE LLC++++/-(a)(i)####                                3.04     02/15/2008          205,625
    231,652   WHITE PINE FINANCE LLC++++/-(a)(i)####                              5.62     02/22/2008          204,989
                                                                                                             7,351,521
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,580,237)                                                    9,020,021
                                                                                                        --------------

SHARES
------
SHORT-TERM INVESTMENTS: 1.61%
  4,107,148   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    4,107,148
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,107,148)                                                               4,107,148
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $341,049,050)*                                               103.49%                           $  263,224,255
OTHER ASSETS AND LIABILITIES, NET                                      (3.49)                               (8,872,747)
                                                                      ------                            --------------
TOTAL NET ASSETS                                                      100.00%                           $  254,351,508
                                                                      ======                            ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,107,148.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.93%
BUSINESS SERVICES: 10.77%
    214,000   EBAY INCORPORATED+                                                                        $    3,267,780
    381,500   MICROSOFT CORPORATION                                                                          8,518,895
    459,000   MONSTER WORLDWIDE INCORPORATED+<<                                                              6,536,160
     74,000   OMNICOM GROUP INCORPORATED                                                                     2,185,960
    108,000   YAHOO! INCORPORATED+<<                                                                         1,384,560
                                                                                                            21,893,355
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 6.57%
    200,000   BRISTOL-MYERS SQUIBB COMPANY                                                                   4,110,000
    150,000   PFIZER INCORPORATED                                                                            2,656,500
    205,200   WYETH                                                                                          6,603,336
                                                                                                            13,369,836
                                                                                                        --------------
COMMUNICATIONS: 3.49%
    460,000   COMCAST CORPORATION CLASS A                                                                    7,093,200
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 9.17%
    243,300   BANK OF AMERICA CORPORATION                                                                    5,880,561
    109,000   BANK OF NEW YORK MELLON CORPORATION                                                            3,553,400
    282,200   CITIGROUP INCORPORATED                                                                         3,852,030
    130,224   JPMORGAN CHASE & COMPANY                                                                       5,371,740
                                                                                                            18,657,731
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.33%
    284,000   ANALOG DEVICES INCORPORATED                                                                    6,066,240
    411,000   CISCO SYSTEMS INCORPORATED+                                                                    7,303,470
    321,025   GENERAL ELECTRIC COMPANY                                                                       6,263,198
     14,306   NORTEL NETWORKS CORPORATION ADR+                                                                  17,883
    431,500   NOVELLUS SYSTEMS INCORPORATED+                                                                 6,817,700
    137,475   TYCO ELECTRONICS LIMITED                                                                       2,672,514
                                                                                                            29,141,005
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 2.92%
    106,500   WAL-MART STORES INCORPORATED                                                                   5,943,765
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.91%
    105,700   3M COMPANY                                                                                     6,796,510
    510,000   DELL INCORPORATED+                                                                             6,196,500
    320,000   INTEL CORPORATION                                                                              5,120,000
                                                                                                            18,113,010
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.43%
    111,700   COVIDIEN LIMITED                                                                               4,947,193
                                                                                                        --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.94%
    236,600   TYCO INTERNATIONAL LIMITED                                                                     5,981,248
                                                                                                        --------------
MISCELLANEOUS RETAIL: 6.22%
    355,000   STAPLES INCORPORATED                                                                           6,897,650
    226,000   WALGREEN COMPANY                                                                               5,753,960
                                                                                                            12,651,610
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
MOTION PICTURES: 3.41%
    688,000   TIME WARNER INCORPORATED                                                                  $    6,941,920
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.32%
     97,900   AMERICAN EXPRESS COMPANY                                                                       2,692,250
                                                                                                        --------------
OIL & GAS EXTRACTION: 4.77%
    120,000   DEVON ENERGY CORPORATION                                                                       9,703,200
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.26%
    123,300   CHEVRON CORPORATION                                                                            9,198,180
    139,000   CONOCOPHILLIPS                                                                                 7,230,780
    216,000   VALERO ENERGY CORPORATION                                                                      4,445,280
                                                                                                            20,874,240
                                                                                                        --------------
PRIMARY METAL INDUSTRIES: 2.03%
    358,000   ALCOA INCORPORATED                                                                             4,120,580
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.14%
    237,500   MCGRAW-HILL COMPANIES INCORPORATED                                                             6,374,500
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.38%
    185,200   MERRILL LYNCH & COMPANY INCORPORATED                                                           3,442,867
    196,200   MORGAN STANLEY                                                                                 3,427,614
                                                                                                             6,870,481
                                                                                                        --------------
TRAVEL & RECREATION: 1.87%
    150,000   CARNIVAL CORPORATION                                                                           3,810,000
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $294,629,620)                                                                    199,179,124
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 1.94%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.36%
    182,384   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                        182,384
    182,384   DAILY ASSETS FUND INSTITUTIONAL                                                                  182,384
    182,384   DREYFUS CASH MANAGEMENT FUND                                                                     182,384
    182,384   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  182,384
                                                                                                               729,536
                                                                                                        --------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
---------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 1.58%
     72,697   ABN AMRO BANK NV                                                    0.25%    11/03/2008           72,697
    449,539   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $449,548.00)          0.25     11/03/2008          449,539
     36,477   BANK OF IRELAND                                                     0.25     11/03/2008           36,477
    449,539   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $449,548.00)          0.25     11/03/2008          449,539
     51,376   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $51,377.00)                  0.20     11/03/2008           51,376
     37,247   CALYON GRAND CAYMAN                                                 1.00     11/03/2008           37,247
     65,583   CHEYNE FINANCE LLC+++ +/-(a)(i)####                                 0.27     02/25/2008            1,082
     50,492   CHEYNE FINANCE LLC+++ +/-(a)(i)####                                 0.29     05/19/2008              833
     13,615   CME GROUP INCORPORATED++                                            1.65     11/07/2008           13,611
    378,447   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $378,458.00)                                                     0.35     11/03/2008          378,447
     75,779   DANSKE BANK A/S COPENHAGEN                                          1.00     11/03/2008           75,779

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE COMPANY CORE FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE          VALUE
---------     ---------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   449,539   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $449,548.00)          0.25%    11/03/2008   $      449,539
     54,458   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.25     11/03/2008           54,458
     54,458   FORTIS BANK GRAND CAYMAN                                            0.60     11/03/2008           54,458
      7,542   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,542.00)            0.15     11/03/2008            7,542
     18,238   GREENWICH CAPITAL HOLDINGS INCORPORATED                             0.65     11/03/2008           18,238
    244,976   GRYPHON FUNDING LIMITED(a)(i)                                       0.00     08/23/2009          105,389
     48,807   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $48,809.00)              0.50     11/03/2008           48,807
    223,485   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $223,489.00)          0.20     11/03/2008          223,485
     10,018   MONT BLANC CAPITAL CORPORATION+++                                   0.50     11/03/2008           10,018
     53,945   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $53,955.00)              2.25     11/03/2008           53,945
     37,247   NATIXIS                                                             1.10     11/03/2008           37,247
      6,165   SCALDIS CAPITAL LIMITED++                                           0.75     11/03/2008            6,165
     72,697   SOCIETE GENERALE GRAND CAYMAN                                       0.25     11/03/2008           72,697
     74,752   SVENSKA HANDELSBANKEN INCORPORATED                                  1.00     11/03/2008           74,752
     73,467   UBS AG CAYMAN ISLANDS                                               0.31     11/03/2008           73,467
    110,458   VICTORIA FINANCE LLC+++ +/-(a)(i)####                               0.32     07/28/2008           77,321
     64,220   VICTORIA FINANCE LLC+++ +/-(a)(i)####                               0.35     08/07/2008           44,954
     79,633   VICTORIA FINANCE LLC+++ +/-(a)(i)####                               3.03     04/03/2008           55,743
    128,440   VICTORIA  FINANCE LLC+++ +/-(a)(i)####                              3.04     02/15/2008           89,908
    101,288   WHITE PINE FINANCE LLC+++ +/-(a)(i)####                             5.62     02/22/2008           89,630
                                                                                                             3,214,390
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,531,266)                                                    3,943,926
                                                                                                        --------------

SHARES
------
SHORT-TERM INVESTMENTS: 1.25%
  2,547,420   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    2,547,420
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,547,420)                                                               2,547,420
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $301,708,306)*                                               101.12%                           $  205,670,470
OTHER ASSETS AND LIABILITIES, NET                                      (1.12)                               (2,276,434)
                                                                      ------                            --------------
TOTAL NET ASSETS                                                      100.00%                           $  203,394,036
                                                                      ======                            ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,547,420.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.81%
AMUSEMENT & RECREATION SERVICES: 0.25%
     21,145   INTERNATIONAL GAME TECHNOLOGY                                                             $      296,030
                                                                                                        --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.24%
     61,077   HOME DEPOT INCORPORATED                                                                        1,440,806
                                                                                                        --------------
BUSINESS SERVICES: 2.32%
     32,622   ALLIANCE DATA SYSTEMS CORPORATION+                                                             1,636,320
     84,057   SYMANTEC CORPORATION+                                                                          1,057,437
                                                                                                             2,693,757
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 11.51%
     37,610   AMGEN INCORPORATED+                                                                            2,252,463
    111,375   BRISTOL-MYERS SQUIBB COMPANY                                                                   2,288,756
     19,754   DOW CHEMICAL COMPANY<<                                                                           526,839
     53,149   JOHNSON & JOHNSON                                                                              3,260,160
    193,814   PFIZER INCORPORATED                                                                            3,432,446
     24,592   PROCTER & GAMBLE COMPANY                                                                       1,587,168
                                                                                                            13,347,832
                                                                                                        --------------
COMMUNICATIONS: 5.76%
    160,142   AT&T INCORPORATED                                                                              4,287,001
     80,630   VERIZON COMMUNICATIONS INCORPORATED                                                            2,392,292
                                                                                                             6,679,293
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 16.78%
     92,288   BANK OF AMERICA CORPORATION                                                                    2,230,601
     63,857   BANK OF NEW YORK MELLON CORPORATION                                                            2,081,738
    161,764   CITIGROUP INCORPORATED                                                                         2,208,079
     90,709   COMERICA INCORPORATED<<                                                                        2,502,661
     89,348   JPMORGAN CHASE & COMPANY                                                                       3,685,605
     25,045   STATE STREET CORPORATION                                                                       1,085,701
    132,475   US BANCORP                                                                                     3,949,080
     45,119   ZIONS BANCORPORATION                                                                           1,719,485
                                                                                                            19,462,950
                                                                                                        --------------
EATING & DRINKING PLACES: 2.33%
     46,614   MCDONALD'S CORPORATION                                                                         2,700,349
                                                                                                        --------------
ELECTRIC, GAS & SANITARY SERVICES: 8.21%
     57,482   DOMINION RESOURCES INCORPORATED                                                                2,085,447
    220,204   DUKE ENERGY CORPORATION                                                                        3,606,942
     30,018   ENTERGY CORPORATION                                                                            2,342,905
     47,723   WASTE MANAGEMENT INCORPORATED                                                                  1,490,389
                                                                                                             9,525,683
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.33%
    257,746   GENERAL ELECTRIC COMPANY                                                                       5,028,624
                                                                                                        --------------
FOOD & KINDRED PRODUCTS: 1.91%
     24,273   CAMPBELL SOUP COMPANY                                                                            921,160
     74,129   CONAGRA FOODS INCORPORATED                                                                     1,291,327
                                                                                                             2,212,487
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
HOLDING & OTHER INVESTMENT OFFICES: 3.77%
     23,416   BOSTON PROPERTIES INCORPORATED                                                            $    1,659,726
     76,622   PROLOGIS<<                                                                                     1,072,708
     24,525   SIMON PROPERTY GROUP INCORPORATED                                                              1,643,911
                                                                                                             4,376,345
                                                                                                        --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.84%
     36,250   BEST BUY COMPANY INCORPORATED                                                                    971,863
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.35%
     18,444   EATON CORPORATION                                                                                822,602
     94,740   EMC CORPORATION+                                                                               1,116,037
     20,494   HEWLETT-PACKARD COMPANY                                                                          784,510
                                                                                                             2,723,149
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.44%
     57,205   MARSH & MCLENNAN COMPANIES INCORPORATED                                                        1,677,251
                                                                                                        --------------
INSURANCE CARRIERS: 5.38%
     19,958   ACE LIMITED                                                                                    1,144,791
     49,991   ALLSTATE CORPORATION                                                                           1,319,262
     48,647   CHUBB CORPORATION                                                                              2,520,888
     37,870   METLIFE INCORPORATED                                                                           1,258,041
                                                                                                             6,242,982
                                                                                                        --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 1.12%
     23,870   VULCAN MATERIALS COMPANY<<                                                                     1,295,664
                                                                                                        --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.15%
     88,945   MATTEL INCORPORATED                                                                            1,335,954
                                                                                                        --------------
MISCELLANEOUS RETAIL: 2.03%
     92,573   WALGREEN COMPANY                                                                               2,356,909
                                                                                                        --------------
MOTION PICTURES: 2.02%
    106,616   TIME WARNER INCORPORATED                                                                       1,075,755
     48,983   WALT DISNEY COMPANY                                                                            1,268,660
                                                                                                             2,344,415
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.48%
     20,073   AMERICAN EXPRESS COMPANY                                                                         552,008
                                                                                                        --------------
OIL & GAS EXTRACTION: 3.75%
     71,307   BJ SERVICES COMPANY                                                                              916,295
     22,341   DEVON ENERGY CORPORATION                                                                       1,806,493
     54,896   NABORS INDUSTRIES LIMITED+                                                                       789,404
     44,514   PRIDE INTERNATIONAL INCORPORATED+                                                                836,418
                                                                                                             4,348,610
                                                                                                        --------------
PAPER & ALLIED PRODUCTS: 0.82%
     54,980   INTERNATIONAL PAPER COMPANY<<                                                                    946,756
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.15%
     70,299   CONOCOPHILLIPS                                                                                 3,656,954

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
    109,556   EXXON MOBIL CORPORATION                                                                   $    8,120,291
                                                                                                            11,777,245
                                                                                                        --------------
PRIMARY METAL INDUSTRIES: 0.69%
     69,778   ALCOA INCORPORATED                                                                               803,145
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.06%
     45,889   MCGRAW-HILL COMPANIES INCORPORATED                                                             1,231,661
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.49%
      7,509   FRANKLIN RESOURCES INCORPORATED                                                                  510,612
     13,126   GOLDMAN SACHS GROUP INCORPORATED                                                               1,214,155
                                                                                                             1,724,767
                                                                                                        --------------
TOBACCO PRODUCTS: 0.84%
     22,324   PHILIP MORRIS INTERNATIONAL                                                                      970,424
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 1.77%
     32,168   HONEYWELL INTERNATIONAL INCORPORATED                                                             979,516
     22,828   NORTHROP GRUMMAN CORPORATION                                                                   1,070,405
                                                                                                             2,049,921
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.05%
     50,629   UNILEVER NV NY SHARES                                                                          1,217,627
                                                                                                        --------------
WHOLESALE TRADE-DURABLE GOODS: 0.97%
     18,410   KIMBERLY-CLARK CORPORATION                                                                     1,128,348
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $132,517,821)                                                                    113,462,855
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 4.00%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.74%
    214,676   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                        214,676
    214,676   DAILY ASSETS FUND INSTITUTIONAL                                                                  214,676
    214,676   DREYFUS CASH MANAGEMENT FUND                                                                     214,676
    214,676   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  214,676
                                                                                                               858,704
                                                                                                        --------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
---------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 3.26%
     85,568   ABN AMRO BANK NV                                                    0.25%    11/03/2008           85,568
    529,131   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $529,142.00)          0.25     11/03/2008          529,131
     42,935   BANK OF IRELAND                                                     0.25     11/03/2008           42,935
    529,131   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $529,142.00)          0.25     11/03/2008          529,131
     60,472   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $60,473.00)                  0.20     11/03/2008           60,472
     43,842   CALYON GRAND CAYMAN                                                 1.00     11/03/2008           43,842
     77,195   CHEYNE FINANCE LLC++++/-####(a)(i)                                  0.27     02/25/2008            1,274
     59,432   CHEYNE FINANCE LLC++++/-####(a)(i)                                  0.29     05/19/2008              981
     16,025   CME GROUP INCORPORATED++                                            1.65     11/07/2008           16,021
    445,452   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $445,465.00)                                                     0.35     11/03/2008          445,452

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

LARGE COMPANY VALUE FUND

                                                                                INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
---------     ---------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    89,196   DANSKE BANK A/S COPENHAGEN                                          1.00%    11/03/2008   $       89,196
    529,131   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $529,142.00)          0.25     11/03/2008          529,131
     64,100   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.25     11/03/2008           64,100
     64,100   FORTIS BANK GRAND CAYMAN                                            0.60     11/03/2008           64,100
      8,877   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,877.00)            0.15     11/03/2008            8,877
     21,468   GREENWICH CAPITAL HOLDINGS INCORPORATED                             0.65     11/03/2008           21,467
    288,349   GRYPHON FUNDING LIMITED(a)(i)                                       0.00     08/23/2009          124,048
     57,448   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $57,450.00)              0.50     11/03/2008           57,448
    263,053   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $263,057.00)          0.20     11/03/2008          263,053
     11,792   MONT BLANC CAPITAL CORPORATION+++                                   0.50     11/03/2008           11,792
     63,496   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $63,508.00)              2.25     11/03/2008           63,496
     43,842   NATIXIS                                                             1.10     11/03/2008           43,842
      7,257   SCALDIS CAPITAL LIMITED++                                           0.75     11/03/2008            7,256
     85,568   SOCIETE GENERALE GRAND CAYMAN                                       0.25     11/03/2008           85,568
     87,987   SVENSKA HANDELSBANKEN INCORPORATED                                  1.00     11/03/2008           87,987
     86,475   UBS AG CAYMAN ISLANDS                                               0.31     11/03/2008           86,475
    130,015   VICTORIA FINANCE LLC++++/-####(a)(i)                                0.32     07/28/2008           91,010
     75,590   VICTORIA FINANCE LLC++++/-####(a)(i)                                0.35     08/07/2008           52,913
     93,732   VICTORIA FINANCE LLC++++/-####(a)(i)                                3.03     04/03/2008           65,612
    151,180   VICTORIA FINANCE LLC++++/-####(a)(i)                                3.04     02/15/2008          105,826
    119,221   WHITE PINE FINANCE LLC++ +/-####(a)(i)                              5.62     02/22/2008          105,499
                                                                                                             3,783,503
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,683,228)                                                    4,642,207
                                                                                                        --------------

SHARES
------
SHORT-TERM INVESTMENTS: 2.15%
  2,496,426   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    2,496,426
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,496,426)                                                               2,496,426
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $139,697,475)*                                               103.96%                           $  120,601,488
OTHER ASSETS AND LIABILITIES, NET                                      (3.96)                               (4,596,262)
                                                                      ------                            --------------
TOTAL NET ASSETS                                                      100.00%                           $  116,005,226
                                                                      ======                            ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,496,426.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.07%
AMUSEMENT & RECREATION SERVICES: 0.05%
      5,460   TICKETMASTER+                                                                             $       52,853
                                                                                                        --------------
APPAREL & ACCESSORY STORES: 0.18%
     15,900   GAP INCORPORATED                                                                                 205,746
                                                                                                        --------------
BUSINESS SERVICES: 6.41%
     37,000   EBAY INCORPORATED+                                                                               564,990
     37,000   ELECTRONIC ARTS INCORPORATED+                                                                    842,860
     67,000   JUNIPER NETWORKS INCORPORATED+                                                                 1,255,580
    118,000   MICROSOFT CORPORATION                                                                          2,634,940
     93,000   MONSTER WORLDWIDE INCORPORATED+                                                                1,324,320
     70,000   YAHOO! INCORPORATED+<<                                                                           897,400
                                                                                                             7,520,090
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 8.73%
        580   BASF AG ADR                                                                                       19,308
     60,000   BRISTOL-MYERS SQUIBB COMPANY                                                                   1,233,000
    102,000   DOW CHEMICAL COMPANY<<                                                                         2,720,340
     50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                              1,620,192
    262,000   PFIZER INCORPORATED                                                                            4,640,020
                                                                                                            10,232,860
                                                                                                        --------------
COMMUNICATIONS: 4.28%
    106,800   AT&T INCORPORATED                                                                              2,859,036
     35,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                     218,400
    123,300   COMCAST CORPORATION CLASS A                                                                    1,943,208
                                                                                                             5,020,644
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 7.41%
      9,018   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                           104,609
     82,800   BANK OF AMERICA CORPORATION                                                                    2,001,276
      7,000   BB&T CORPORATION                                                                                 250,950
      1,500   COMMERCE BANCSHARES INCORPORATED                                                                  70,920
     54,000   JPMORGAN CHASE & COMPANY                                                                       2,227,500
     11,000   KEYCORP<<                                                                                        134,530
      1,900   M&T BANK CORPORATION<<                                                                           154,090
      8,000   PNC FINANCIAL SERVICES GROUP                                                                     533,360
     13,000   REGIONS FINANCIAL CORPORATION                                                                    144,170
     10,000   SUNTRUST BANKS INCORPORATED                                                                      401,400
     89,300   US BANCORP                                                                                     2,662,033
                                                                                                            8,684,838
                                                                                                        --------------
ELECTRIC, GAS & SANITARY SERVICES: 8.65%
      9,400   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                     306,722
     30,000   AQUA AMERICA INCORPORATED<<                                                                      540,000
     14,000   DOMINION RESOURCES INCORPORATED                                                                  507,920
      9,000   ENTERGY CORPORATION                                                                              702,450
      7,700   EXELON CORPORATION                                                                               417,648
      7,200   FIRSTENERGY CORPORATION                                                                          375,552
     24,000   FPL GROUP INCORPORATED                                                                         1,133,760
     90,000   NISOURCE INCORPORATED                                                                          1,166,400
     28,200   PG&E CORPORATION                                                                               1,034,094
     24,000   PROGRESS ENERGY INCORPORATED                                                                     944,880
     38,000   THE SOUTHERN COMPANY                                                                           1,304,920
     49,000   WASTE MANAGEMENT INCORPORATED                                                                  1,530,270

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     10,000   XCEL ENERGY INCORPORATED                                                                  $      174,200
                                                                                                            10,138,816
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.55%
     90,000   ATMI INCORPORATED+                                                                             1,094,400
    415,000   GENERAL ELECTRIC COMPANY                                                                       8,096,650
     86,000   NETAPP INCORPORATED+<<                                                                         1,163,580
    103,000   TEXAS INSTRUMENTS INCORPORATED                                                                 2,014,680
                                                                                                            12,369,310
                                                                                                        --------------
FINANCIAL SERVICES: 1.27%
    127,300   JANUS CAPITAL GROUP INCORPORATED                                                               1,494,502
                                                                                                        --------------
FOOD & KINDRED PRODUCTS: 8.30%
     15,000   COCA-COLA ENTERPRISES INCORPORATED                                                               150,750
     60,000   CONAGRA FOODS INCORPORATED                                                                     1,045,200
    126,000   KRAFT FOODS INCORPORATED CLASS A                                                               3,671,640
     69,000   THE COCA-COLA COMPANY                                                                          3,040,140
     73,233   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                         1,821,305
                                                                                                             9,729,035
                                                                                                        --------------
FOOTWEAR: 0.20%
     93,000   CROCS INCORPORATED+<<                                                                            233,430
                                                                                                        --------------
FURNITURE & FIXTURES: 0.01%
      1,000   NEWELL RUBBERMAID INCORPORATED                                                                    13,750
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 1.16%
     34,000   TARGET CORPORATION                                                                             1,364,080
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.20%
    102,000   APPLIED MATERIALS INCORPORATED                                                                 1,316,820
    165,000   INTEL CORPORATION                                                                              2,640,000
     55,000   KENNAMETAL INCORPORATED                                                                        1,167,100
     33,000   NATIONAL OILWELL VARCO INCORPORATED+                                                             986,370
     44,000   PALL CORPORATION                                                                               1,162,040
                                                                                                             7,272,330
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.01%
        400   MARSH & MCLENNAN COMPANIES INCORPORATED                                                           11,732
                                                                                                                11,732
                                                                                                        --------------
INSURANCE CARRIERS: 3.03%
     17,800   ALLSTATE CORPORATION                                                                             469,742
     15,000   CHUBB CORPORATION                                                                                777,300
     97,000   THE PROGRESSIVE CORPORATION                                                                    1,384,190
      1,000   THE TRAVELERS COMPANIES INCORPORATED                                                              42,550
     18,300   UNITEDHEALTH GROUP INCORPORATED                                                                  434,259
     11,500   WELLPOINT INCORPORATED+                                                                          447,005
                                                                                                             3,555,046
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.03%
     50,000   BOSTON SCIENTIFIC CORPORATION+                                                                   451,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      6,800   COVIDIEN LIMITED                                                                          $      301,172
      1,000   EASTMAN KODAK COMPANY                                                                              9,180
     44,000   PERKINELMER INCORPORATED                                                                         789,360
     74,000   ROCKWELL AUTOMATION INCORPORATED                                                               2,047,580
     25,600   WATERS CORPORATION+                                                                            1,121,280
                                                                                                             4,720,072
                                                                                                        --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.02%
        500   ST. JUDE MEDICAL INCORPORATED                                                                     19,015
                                                                                                        --------------
MISCELLANEOUS RETAIL: 3.14%
      5,460   HSN INCORPORATED+                                                                                 33,579
     70,000   STAPLES INCORPORATED                                                                           1,360,100
     90,000   WALGREEN COMPANY                                                                               2,291,400
                                                                                                             3,685,079
                                                                                                        --------------
MOTION PICTURES: 2.55%
      5,000   DISCOVERY COMMUNICATIONS INCORPORATED+                                                            68,200
      5,000   DISCOVERY HOLDING COMPANY+                                                                        66,600
     56,000   TIME WARNER CABLE INCORPORATED+                                                                1,096,480
     76,700   TIME WARNER INCORPORATED                                                                         773,903
     38,000   WALT DISNEY COMPANY                                                                              984,200
                                                                                                             2,989,383
                                                                                                        --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.57%
     10,200  FEDEX CORPORATION                                                                                 666,774
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.00%
        910   TREE.COM INCORPORATED+                                                                             2,466
                                                                                                        --------------
OIL & GAS EXTRACTION: 5.57%
      8,000   CHESAPEAKE ENERGY CORPORATION                                                                    175,760
     29,800   DEVON ENERGY CORPORATION                                                                       2,409,628
     28,000   NOBLE ENERGY INCORPORATED                                                                      1,450,960
     45,000   TOTAL SA ADR<<                                                                                 2,494,800
                                                                                                             6,531,148
                                                                                                        --------------
PAPER & ALLIED PRODUCTS: 0.01%
      1,000  MEADWESTVACO CORPORATION                                                                           14,030
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.63%
     55,000   CHEVRON CORPORATION                                                                            4,103,000
     36,500   CONOCOPHILLIPS                                                                                 1,898,730
     98,100   EXXON MOBIL CORPORATION                                                                        7,271,172
     25,600   HESS CORPORATION                                                                               1,541,376
                                                                                                            14,814,278
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.61%
     30,000   CBS CORPORATION CLASS B<<                                                                        291,300
     26,200   GANNETT COMPANY INCORPORATED                                                                     288,200
     65,000   VIACOM INCORPORATED CLASS B+                                                                   1,314,300
                                                                                                             1,893,800
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)



U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.03%
     22,800   LEGG MASON INCORPORATED                                                                   $      505,932
     38,000   MERRILL LYNCH & COMPANY INCORPORATED                                                             706,420
                                                                                                             1,212,352
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 0.22%
      2,000   GENERAL DYNAMICS CORPORATION                                                                     120,640
      1,000   LOCKHEED MARTIN CORPORATION                                                                       85,050
      1,000   UNITED TECHNOLOGIES CORPORATION                                                                   54,960
                                                                                                               260,650
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.25%
     56,000   SYSCO CORPORATION                                                                              1,467,199
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $140,282,081)                                                                    116,175,308
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 4.82%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.89%
    261,544   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                        261,544
    261,544   DAILY ASSETS FUND INSTITUTIONAL                                                                  261,544
    261,544   DREYFUS CASH MANAGEMENT FUND                                                                     261,544
    261,544   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  261,544
                                                                                                             1,046,176
                                                                                                        --------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
---------                                                                       --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 3.93%
    104,249   ABN AMRO BANK NV                                                    0.25%    11/03/2008          104,249
    644,650   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $644,663.00)          0.25     11/03/2008          644,644
     52,309   BANK OF IRELAND                                                     0.25     11/03/2008           52,309
    644,650   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $644,663.00)          0.25     11/03/2008          644,650
     73,674   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $73,675.00)                  0.20     11/03/2008           73,674
     53,414   CALYON GRAND CAYMAN                                                 1.00     11/03/2008           53,414
     94,048   CHEYNE FINANCE LLC++++/-(a)(i)####                                  0.27     02/25/2008            1,552
     72,407   CHEYNE FINANCE LLC++++/-(a)(i)####                                  0.29     05/19/2008            1,195
     19,524   CME GROUP INCORPORATED+++                                           1.65     11/07/2008           19,518
    542,703   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $542,719.00)                                                     0.35     11/03/2008          542,703
    108,670   DANSKE BANK A/S COPENHAGEN                                          1.00     11/03/2008          108,670
    644,650   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $644,663.00)          0.25     11/03/2008          644,650
     78,095   DEXIA REDIT LOCAL DE FRANCE SA                                      1.25     11/03/2008           78,095
     78,095   FORTIS GRAND CAYMAN                                                 0.60     11/03/2008           78,095
     10,815   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,815.00)           0.15     11/03/2008           10,815
     26,154   GREENWICH CAPITAL HOLDINGS INCORPORATED                             0.65     11/03/2008           26,153
    351,302   GRYPHON FUNDING LIMITED(a)(i)                                       0.00     08/23/2009          151,130
     69,991   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $69,994.00)              0.50     11/03/2008           69,991
    320,483   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $320,488.00)          0.20     11/03/2008          320,483
     14,366   MONT BLANC CAPITAL CORPORATION+++                                   0.50     11/03/2008           14,366
     77,358   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $77,373.00)              2.25     11/03/2008           77,358
     53,414   NATIXIS                                                             1.10     11/03/2008           53,414

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                               OCTOBER 31, 2008 (UNAUDITED)

U.S. VALUE FUND

                                                                                INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
 ---------    ---------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     8,841   SCALDIS CAPITAL LIMITED+++                                          0.75%    11/03/2008   $        8,841
    104,249   SOCIETE GENERALE GRAND CAYMAN                                       0.25     11/03/2008          104,249
    107,196   SVENSKA HANDELSBANKEN INCORPORATED                                  1.00     11/03/2008          107,196
    105,354   UBS AG CAYMAN ISLANDS                                               0.31     11/03/2008          105,354
    158,400   VICTORIA FINANCE LLC+++ +/-(a)(i)####                               0.32     07/28/2008          110,880
     92,093   VICTORIA FINANCE LLC+++ +/-(a)(i)####                               0.35     08/07/2008           64,465
    114,195   VICTORIA FINANCE LLC+++ +/-(a)(i)####                               3.03     04/03/2008           79,937
    184,186   VICTORIA FINANCE LLC+++ +/-(a)(i)####                               3.04     02/15/2008          128,930
    145,249   WHITE PINE FINANCE LLC+++ +/-(a)(i)####                             5.62     02/22/2008          128,531
                                                                                                             4,609,511
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,872,098)                                                    5,655,687
                                                                                                        --------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 0.55%
    641,409   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      641,409
TOTAL SHORT-TERM INVESTMENTS (COST $641,409)                                                                   641,409
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $146,795,588)*                                          104.44%                                $  122,472,404
OTHER ASSETS AND LIABILITIES, NET                                 (4.44)                                    (5,207,617)
                                                                 ------                                 --------------
TOTAL NET ASSETS                                                 100.00%                                $  117,264,787
                                                                 ======                                 ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $641,409.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LARGE CAP STOCK FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Funds' investments in securities:

                                                                          Total Fair
                                                                           Value as
Large Stock Funds              Level 1        Level 2       Level 3      of 10/31/08
-----------------          --------------   -----------   -----------   --------------
Capital Growth Fund        $1,192,187,712   $42,587,964   $ 7,200,277   $1,241,975,953
Endeavor Select Fund        1,230,991,866    69,632,608    11,772,673    1,312,397,147
Growth Fund                 1,047,014,819    62,960,244    10,644,586    1,120,619,649
Large Cap Growth Fund         255,872,734     6,288,360     1,063,161      263,224,255
Large Company Core Fund       202,456,080     2,749,530       464,860      205,670,470
Large Company Value Fund      116,817,985     3,236,340       547,163      120,601,488
U.S. Value Fund               117,862,893     3,942,891       666,620      122,472,404

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                            LARGE        LARGE       U.S.
                                    CAPITAL       ENDEAVOR                   LARGE CAP     COMPANY      COMPANY      VALUE
                                  GROWTH FUND   SELECT FUND   GROWTH FUND   GROWTH FUND   CORE FUND   VALUE FUND     FUND
                                  -----------   -----------   -----------   -----------   ---------   ----------   --------
Balance as of 7/31/2008           $10,881,322   $11,097,909   $13,705,294   $  919,183    $ 885,360   $ 741,214    $799,882
   Accrued discounts (premiums)             0             0             0            0            0           0           0
   Realized gain (loss)                     0             0             0            0            0           0           0
   Unrealized appreciation
      (depreciation)                 (428,248)     (202,814)     (791,133)     (48,292)    (101,673)    (41,021)    (43,712)
   Net purchases (sales)           (3,252,797)      877,578    (2,269,575)     192,270     (318,827)   (153,030)    (89,550)
   Transfer in (out) of level 3             0             0             0            0            0           0           0
Balance as of 10/31/2008          $ 7,200,277   $11,772,673   $10,644,586   $1,063,161    $ 464,860   $ 547,163    $666,620

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
SOCIAL SUSTAINABILITY FUND                          OCTOBER 31, 2008 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.00%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 2.61%
        680   ILLINOIS TOOL WORKS INCORPORATED                                                          $       22,705
                                                                                                        --------------
BUSINESS SERVICES: 8.40%
      1,300   MICROSOFT CORPORATION                                                                             29,029
        740   AUTOMATIC DATA PROCESSING INCORPORATED                                                            25,863
        550   ACCENTURE LIMITED                                                                                 18,178
                                                                                                                73,070
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 14.55%
        480   GLAXOSMITHKLINE PLC                                                                               18,576
        520   JOHNSON & JOHNSON                                                                                 31,897
        610   PROCTER & GAMBLE COMPANY                                                                          39,369
        720   NOVARTIS AG                                                                                       36,713
                                                                                                               126,555
                                                                                                        --------------
COMMUNICATIONS: 3.03%
      1,000   COMCAST CORPORATION                                                                               15,420
        570   VODAFONE GROUP PLC                                                                                10,984
                                                                                                                26,404
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 6.87%
        450   BANK OF NEW YORK MELLON CORPORATION                                                               14,670
        500   JPMORGAN CHASE & COMPANY                                                                          20,625
        820   US BANCORP                                                                                        24,444
                                                                                                                59,739
                                                                                                        --------------
ELECTRONIC, GAS, AND SANITARY SERVICES: 2.52%
        200   AGL RESOURCES INCORPORATED                                                                         6,080
        190   CONSOLIDATED EDISON INCORPORATED                                                                   8,231
        320   UGI CORPORATION                                                                                    7,638
                                                                                                                21,949
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.94%
        860   EMERSON ELECTRIC COMPANY                                                                          28,148
        700   XILINK  INCORPORATED                                                                              12,894
      1,100   CISCO SYSTEMS INCORPORATED+                                                                       19,547
        300   BECTON DICKINSON & COMPANY                                                                        20,820
        420   STRYKER CORPORATION                                                                               22,453
                                                                                                               103,862
                                                                                                        --------------
FOOD AND KINDRED PRODUCTS: 5.39%
        490   PEPSICO INCORPORATED                                                                              27,935
        280   GENERAL MILLS INCORPORATED                                                                        18,967
                                                                                                                46,902
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 5.37%
        360   COSTCO WHOLESALE CORPORATION                                                                      20,524
        500   TJX COMPANIES INCORPORATED                                                                        13,380
        320   TARGET CORPORATION                                                                                12,838
                                                                                                                46,742
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
SOCIAL SUSTAINABILITY FUND                          OCTOBER 31, 2008 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES        SECURITY NAME                                                                                  VALUE
------        ---------------------------------------------------------------------------------------   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.13%
        425   APPLIED MATERIALS INCORPORATED                                                                     5,487
        360   3M COMPANY                                                                                        23,148
      1,100   CAMERON INTERNATIONAL CORPORATION+                                                                26,686
        630   HEWLETT-PACKARD COMPANY                                                                           24,116
                                                                                                                79,437
                                                                                                        --------------
INSURANCE CARRIERS: 5.10%
        470   AFLAC INCORPORATED                                                                                20,812
        410   ACE LIMITED                                                                                       23,517
                                                                                                                44,329
                                                                                                        --------------
MEDICAL EQUIPMENT & SUPPLIES: 2.26%
        320   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                       19,677
                                                                                                        --------------
MISCELLANEOUS RETAIL: 2.15%
        610   CVS CAREMARK CORPORATION                                                                          18,697
                                                                                                        --------------
MOTION PICTURES: 1.61%
        540   THE WALT DISNEY COMPANY                                                                           13,986
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.52%
        480   AMERICAN EXPRESS COMPANY                                                                          13,200
                                                                                                        --------------
OIL & GAS EXTRACTION: 2.46%
        260   APACHE CORPORATION                                                                                21,406
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.31%
        930   BP PLC                                                                                            46,221
                                                                                                        --------------
PRIMARY METAL INDUSTRIES: 3.23%
      1,100   CORNING INCORPORATED                                                                              11,913
        400   NUCOR CORPORATION                                                                                 16,204
                                                                                                                28,117
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.50%
        110   GOLDMAN SACHS GROUP INCORPORATED                                                                  10,175
        170   FRANKLIN RESOURCES INCORPORATED                                                                   11,560
                                                                                                                21,735
                                                                                                        --------------
WHOLESALE TRADE-NON DURABLE  GOODS: 3.05%
        460   NIKE INCORPORATED                                                                                 26,510
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $998,460)                                                                            861,243
                                                                                                        --------------
SHORT-TERM INVESTMENTS: 0.91%
      7,933   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        7,933
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,933)                                                                       7,933
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
SOCIAL SUSTAINABILITY FUND                          OCTOBER 31, 2008 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

TOTAL INVESTMENTS IN SECURITIES
   (COST $1,006,393)*                                                  99.91%                           $      869,176
OTHER ASSETS AND LIABILITIES, NET                                       0.09                                       760
                                                                      ------                            --------------
TOTAL NET ASSETS                                                      100.00%                           $      869,936
                                                                      ======                            ==============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,933.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Social Sustainability Fund

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments in securities:

                                                             TOTAL FAIR VALUE
                             LEVEL 1    LEVEL 2   LEVEL 3     AS OF 10/312008
                             --------   -------   -------   -------------------
Social Sustainability Fund   $869,176      $0        $0          $869,176

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus.


ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  December 17, 2007

/s/ Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  December 17, 2007

/s/ Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     Wells Fargo Funds Trust


                                     By:


                                           /s/ Karla M. Rabusch
                                           President
                                     Date: December 17, 2007


                                     By:


                                           /s/ Stephen W. Leonhardt
                                           Treasurer
                                     Date: December 17, 2007

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                     Wells Fargo Funds Trust



                                     By:


                                           /s/ Karla M. Rabusch
                                           President
                                     Date: December 17, 2007


                                     By:


                                           /s/ Stephen W. Leonhardt
                                           Treasurer

                                     Date: December 17, 2007